Investment in Unconsolidated Joint Venture (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Sep. 30, 2020	Aug. 31, 2019
Investment in unconsolidated joint venture (Textual)
Financial commitment		$ 4,100,000
Ownership interest, percent		49.00%
Contributed amount	$ 1,561,000